Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 15,156	$ 16,958
Cash and cash equivalents - Fair Value	15,156	16,958
Restricted cash - Book Value	1,699	1,934
Restricted cash - Fair Value	1,699	1,934
Balance due from related parties, non-current - Book Value	8,195	7,862
Balance due from related parties, non-current - Fair Value	8,195	7,862
Long-term debt, including current portion, net - Book Value	(183,004)	(133,196)
Long-term debt, including current portion, net - Fair Value	(185,842)	(135,075)
Financial liability, including current portion, net - Book Value	(82,392)	(85,765)
Financial liability, including current portion, net - Fair Value	$ (83,903)	$ (87,530)